Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of maturity of remaining operating leases liabilities

Operating
Lease payments due in:	Lease
(in thousands)
2020	$334
2021	317
2022	310
2023	312
2024	258
Thereafter	1,087
Total lease payments	2,618
Less imputed interest	(394)
Total lease liabilities, as reported	$2,224